Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.2%
Beach Energy Ltd.	49,623	$43,008
Boss Energy Ltd. (a)	13,350	34,262
Deep Yellow Ltd.(a)(b)	29,329	25,449
Karoon Energy Ltd.(b)	23,987	25,737
New Hope Corp. Ltd.	15,682	37,592
Paladin Energy Ltd.(a)	10,028	40,328
Paladin Energy Ltd., NVS(a)(b)	2,648	10,477
Santos Ltd.	103,090	437,863
Whitehaven Coal Ltd.(b)	26,390	94,555
Woodside Energy Group Ltd.	60,270	865,431
Yancoal Australia Ltd., NVS	12,256	41,319
		1,656,021
Austria — 0.3%
OMV AG	4,675	250,059
Brazil — 1.2%
Brava Energia	11,539	38,130
Petroleo Brasileiro SA - Petrobras	118,114	679,628
Petroreconcavo SA	4,516	11,425
PRIO SA(a)	27,029	184,069
		913,252
Canada — 10.2%
Advantage Energy Ltd.(a)	5,297	43,153
ARC Resources Ltd.	18,560	387,875
Athabasca Oil Corp.(a)	16,197	60,900
Baytex Energy Corp.	21,295	34,603
Birchcliff Energy Ltd.	8,710	41,127
Cameco Corp.	13,818	808,932
Canadian Natural Resources Ltd.	66,634	2,023,273
Cardinal Energy Ltd.(b)	3,979	17,831
Cenovus Energy Inc.	43,414	571,957
Denison Mines Corp.(a)	27,242	42,679
Energy Fuels Inc./Canada(a)(b)	6,340	31,045
Freehold Royalties Ltd.	4,424	38,813
Headwater Exploration Inc.	7,300	33,193
Imperial Oil Ltd.	5,655	403,743
International Petroleum Corp.(a)	2,414	35,057
Kelt Exploration Ltd.(a)	5,408	26,324
MEG Energy Corp.	8,189	143,331
Meren Energy Inc.	13,437	17,624
NexGen Energy Ltd.(a)(b)	17,161	105,791
NuVista Energy Ltd.(a)	5,165	52,013
Ovintiv Inc.	8,283	296,697
Paramount Resources Ltd., Class A	2,474	34,342
Parex Resources Inc.	3,187	31,514
Peyto Exploration & Development Corp.	6,166	83,121
PrairieSky Royalty Ltd.	6,745	113,732
Suncor Energy Inc.	39,366	1,399,546
Tamarack Valley Energy Ltd.	16,754	53,350
Topaz Energy Corp.	3,576	65,535
Tourmaline Oil Corp.	11,286	508,892
Vermilion Energy Inc.	4,938	32,240
Whitecap Resources Inc.	39,163	244,278
		7,782,511
China — 2.0%
CGN Mining Co. Ltd.(b)	95,000	20,753
China Coal Energy Co. Ltd., Class H	64,000	71,636
China Shenhua Energy Co. Ltd., Class A	13,000	71,228
China Shenhua Energy Co. Ltd., Class H	107,000	450,971
Guanghui Energy Co. Ltd., Class A	10,900	8,950
Security	Shares	Value
China (continued)
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	4,500	$12,324
Inner Mongolia Yitai Coal Co. Ltd., Class B	30,900	62,814
Kinetic Development Group Ltd.	84,000	12,395
PetroChina Co. Ltd., Class A	39,600	45,491
PetroChina Co. Ltd., Class H	668,000	559,045
Shaanxi Coal Industry Co. Ltd., Class A	18,200	52,579
Shanxi Coking Coal Energy Group Co. Ltd., Class A	11,610	9,671
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	6,100	9,074
United Energy Group Ltd.	214,000	12,803
Yankuang Energy Group Co. Ltd., Class A	11,320	20,180
Yankuang Energy Group Co. Ltd., Class H	106,000	125,773
		1,545,687
Finland — 0.2%
Neste OYJ	13,456	144,348
France — 5.0%
Esso SA Francaise	83	12,758
Etablissements Maurel et Prom SA	1,735	9,427
TotalEnergies SE	64,850	3,817,601
		3,839,786
Greece — 0.1%
HELLENiQ ENERGY Holdings SA	3,253	27,929
Motor Oil Hellas Corinth Refineries SA	2,081	55,508
		83,437
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	13,005	112,456
India — 5.7%
Bharat Petroleum Corp. Ltd.	48,463	180,641
Chennai Petroleum Corp. Ltd.	1,654	13,084
Coal India Ltd.	58,685	272,840
Gujarat Mineral Development Corp. Ltd.	2,593	10,848
Hindustan Petroleum Corp. Ltd.	30,231	145,456
Indian Oil Corp. Ltd.	89,646	148,934
Oil & Natural Gas Corp. Ltd.	98,947	277,187
Oil India Ltd.	15,684	78,330
Reliance Industries Ltd.	164,897	2,742,588
Reliance Industries Ltd., GDR(c)	7,244	476,669
		4,346,577
Indonesia — 0.3%
Alamtri Resources Indonesia Tbk PT	426,000	57,535
Bukit Asam Tbk PT	121,600	21,564
Bumi Resources Tbk PT(a)	3,383,800	24,401
Indo Tambangraya Megah Tbk PT	12,800	17,752
Medco Energi Internasional Tbk PT	249,012	18,707
Sugih Energy Tbk PT(a)(d)	206,700	—
United Tractors Tbk PT	47,500	65,398
		205,357
Israel — 0.2%
Delek Group Ltd.	296	52,214
Equital Ltd.(a)	718	26,913
Oil Refineries Ltd.	76,381	19,673
Paz Retail & Energy Ltd.	280	44,211
		143,011
Italy — 1.4%
Eni SpA	69,919	1,031,098
Japan — 1.4%
Cosmo Energy Holdings Co. Ltd.	1,636	69,005
ENEOS Holdings Inc.	86,600	410,319

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Idemitsu Kosan Co. Ltd.	25,840	$157,393
Inpex Corp.	28,000	374,410
Japan Petroleum Exploration Co. Ltd.	4,900	33,944
		1,045,071
Norway — 1.2%
Aker BP ASA	10,031	230,818
BlueNord ASA(a)(b)	770	44,431
DNO ASA	14,740	17,554
Equinor ASA	26,594	622,587
		915,390
Philippines — 0.0%
Semirara Mining & Power Corp., Class A	29,200	17,009
Poland — 0.5%
ORLEN SA	18,425	362,044
Portugal — 0.3%
Galp Energia SGPS SA	13,244	212,027
Russia — 0.0%
Rosneft Oil Co. PJSC(a)(d)	47,821	6
Saudi Arabia — 1.7%
Saudi Arabian Oil Co.(c)	192,037	1,278,410
South Africa — 0.1%
Exxaro Resources Ltd.	7,645	62,495
Thungela Resources Ltd.	4,150	21,104
		83,599
South Korea — 0.4%
HD Hyundai Co. Ltd.	1,388	112,135
SK Innovation Co. Ltd.	2,165	140,274
S-Oil Corp.	1,393	54,835
		307,244
Spain — 0.6%
Repsol SA	36,738	494,969
Thailand — 0.3%
Bangchak Corp. PCL, NVDR(b)	17,500	19,291
Banpu PCL, NVDR	272,700	38,500
IRPC PCL, NVDR	325,300	8,122
PTT Exploration & Production PCL, NVDR	44,031	131,201
Star Petroleum Refining PCL, NVDR	60,700	10,536
Thai Oil PCL, NVDR	40,200	36,347
		243,997
Turkey — 0.1%
Turkiye Petrol Rafinerileri AS	30,287	95,798
United Arab Emirates — 0.0%
Dana Gas PJSC	168,145	32,954
United Kingdom — 11.7%
BP PLC	508,413	2,471,952
Diversified Energy Co. PLC	1,766	24,911
Energean PLC	4,387	54,291
Harbour Energy PLC	18,077	43,370
Serica Energy PLC	9,022	18,652
Shell PLC	190,005	6,269,197
Yellow Cake PLC(a)(c)	6,703	43,580
		8,925,953
United States — 51.5%
Antero Resources Corp.(a)	9,384	351,431
APA Corp.	11,522	195,989
Security	Shares	Value
United States (continued)
BKV Corp.(a)	529	$11,374
California Resources Corp.	2,001	88,384
Calumet Inc.(a)(b)	2,391	33,426
Centrus Energy Corp., Class A(a)	510	64,729
Chevron Corp.	52,672	7,200,262
Chord Energy Corp.	1,905	171,450
Civitas Resources Inc.	2,558	70,012
CNX Resources Corp.(a)	4,653	150,199
Comstock Resources Inc.(a)	2,751	64,098
ConocoPhillips	40,127	3,424,839
Core Natural Resources Inc.	1,693	117,325
Coterra Energy Inc.	24,254	589,615
Crescent Energy Co., Class A	6,083	51,036
CVR Energy Inc.	1,076	25,168
Delek U.S. Holdings Inc.	1,944	37,422
Devon Energy Corp.	19,576	592,370
Diamondback Energy Inc.	6,068	816,449
EOG Resources Inc.	17,507	1,900,735
EQT Corp.	18,016	993,222
Expand Energy Corp.	6,648	772,032
Exxon Mobil Corp.	137,292	14,044,972
Granite Ridge Resources Inc.	1,817	10,212
Gulfport Energy Corp.(a)(b)	475	90,962
Hess Corp.	9,327	1,232,936
HF Sinclair Corp.	5,083	183,649
HighPeak Energy Inc.(b)	803	7,942
Kimbell Royalty Partners LP	2,643	34,623
Kosmos Energy Ltd.(a)	14,540	24,136
Magnolia Oil & Gas Corp., Class A	5,640	121,260
Marathon Petroleum Corp.	9,889	1,589,558
Matador Resources Co.	3,790	163,008
Murphy Oil Corp.	4,413	92,364
Northern Oil & Gas Inc.	3,021	80,298
Occidental Petroleum Corp.	22,358	911,759
Par Pacific Holdings Inc.(a)	1,681	36,293
PBF Energy Inc., Class A	2,683	51,111
Peabody Energy Corp.	3,910	51,456
Permian Resources Corp., Class A, NVS	19,159	241,595
Range Resources Corp.	7,622	289,941
Riley Exploration Permian Inc.	306	7,852
Sable Offshore Corp.(a)(b)	1,387	39,918
Sitio Royalties Corp., Class A	2,549	43,511
SM Energy Co.	3,552	83,188
Talos Energy Inc.(a)	4,241	34,098
Texas Pacific Land Corp.(b)	620	690,699
Uranium Energy Corp.(a)(b)	13,624	80,790
Valero Energy Corp.	9,982	1,287,379
Viper Energy Inc., Class A, NVS	4,168	165,428
Vital Energy Inc.(a)	890	13,243
Vitesse Energy Inc.	919	19,235
		39,444,983
Total Common Stocks — 98.7% (Cost: $67,780,908)		75,513,054

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Brazil — 1.0%
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	146,949	$793,902
Total Preferred Stocks — 1.0% (Cost: $503,763)		793,902
Total Long-Term Investments — 99.7% (Cost: $68,284,671)		76,306,956
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	1,361,956	1,362,501
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	10,000	10,000
Total Short-Term Securities — 1.8% (Cost: $1,372,559)		1,372,501
Total Investments — 101.5% (Cost: $69,657,230)		77,679,457
Liabilities in Excess of Other Assets — (1.5)%		(1,149,041)
Net Assets — 100.0%		$76,530,416

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$495,074	$867,667 (a)	$—	$99	$(339)	$1,362,501	1,361,956	$5,536 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000 (a)	—	—	—	10,000	10,000	5,403	—
				$99	$(339)	$1,372,501		$10,939	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	3	06/20/25	$256	$(12,051)

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Energy Producers ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$48,285,018	$27,228,030	$6	$75,513,054
Preferred Stocks	793,902	—	—	793,902
Short-Term Securities
Money Market Funds	1,372,501	—	—	1,372,501
	$50,451,421	$27,228,030	$6	$77,679,457
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(12,051)	$—	$—	$(12,051)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company